Note 15 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax Credit Carryforward Duration Limit (Year)	20 years
Undistributed Earnings of Foreign Subsidiaries	$ 1,128,678	$ 950,864
Unrecognized Tax Benefits, Ending Balance	148	148
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	148	148
Tax Adjustments, Settlements, and Unusual Provisions	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 38	$ 38
Canada and United States [Member] | Minimum [Member]
Tax Credit Carryforward Duration Limit (Year)	3 years
Canada and United States [Member] | Maximum [Member]
Tax Credit Carryforward Duration Limit (Year)	18 years
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	38.00%
Effective Income Tax Rate Reconciliation, Federal Abatement and General Tax Reduction, Percentage	15.00%
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	11.50%
Foreign Tax Jurisdiction [Member] | Minimum [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period (Year)	3 years
Foreign Tax Jurisdiction [Member] | Minimum [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period (Year)	3 years
Foreign Tax Jurisdiction [Member] | Maximum [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period (Year)	4 years
Foreign Tax Jurisdiction [Member] | Maximum [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period (Year)	5 years